Leases - Right-of-use assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 5,672.3	$ 3,946.0
Additions		311.1	3,020.2
Depreciation		(1,169.6)	(1,057.9)
Impairment reversal		92.1
Other	[1]	789.6	(236.0)
Ending balance		5,695.5	5,672.3
Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		5,256.8	3,613.3
Additions		207.0	2,852.6
Depreciation		(1,087.2)	(982.5)
Impairment reversal		76.0
Other	[1]	794.0	(226.6)
Ending balance		5,246.6	5,256.8
Containers and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		366.6	283.5
Additions		75.6	158.4
Depreciation		(69.5)	(67.2)
Impairment reversal		5.2
Other	[1]	(3.7)	(8.1)
Ending balance		374.2	366.6
Buildings, vehicles and other tangible assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		48.9	49.2
Additions		28.5	9.2
Depreciation		(12.9)	(8.2)
Impairment reversal		10.9
Other	[1]	(0.7)	(1.3)
Ending balance		$ 74.7	$ 48.9

[1]	Mainly lease modifications and terminations, see also Note 5.